Other Current Liabilities - Significant Components (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Deferred revenues	$ 40,473	$ 39,863
Accrued expenses	32,861	26,017
Accrued third-party commissions	28,310	9,810
Litigation settlements	20,795	1,290
Dividends payable	19,513	19,367
Accrued interest	19,029	2,820
Other	102,278	67,412
Total	$ 263,259	$ 166,579